Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2025	2024
Office furniture and lab equipment	594	660
Computers and electronic equipment	1,902	1,685
Equipment and machinery	6,191	3,456
Nanox.ARC	6,495	3,838
Leasehold improvement	1,208	1,126
Vehicles	296	296
Land – See b below	6,314	6,314
Production line– See b below	12,299	33,659
	35,299	51,034
Less: accumulated depreciation	(5,622)	(5,679)
Total property and equipment, net	29,677	45,355

a.	Total depreciation in respect of property and equipment were approximately $1,189 thousand, $1,121 thousand and $1,198 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. A loss from disposal of property and equipment in the amount of $207 thousand, $202 thousand and $1,297 thousand was recorded for the years ended December 31, 2025, 2024 and 2023, respectively, in relation to the Company’s Property, Plant and Equipment.

b.	In December 2020, Nanox Korea purchased land for approximately $6,314 thousand upon which it built a fabrication facility. In 2021, Nanox Korea completed the construction of the permanent fabrication plant. In the fourth quarter of 2025, the Company began transitioning away from certain manufacturing activities at its facility in South Korea and moving from a company-owned manufacturing model to a more fully outsourced approach. As a result, the Company concluded that starting in the fourth quarter the chip production line will no longer generate positive future cash flows and estimated the fair value of the chip production line to be nil. As a result, the Company recorded an impairment charge of $17,528 thousands of machinery and equipment of the Company’s chip manufacturing line. This charge was recorded under “Impairment of long-lived assets” line item in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025. This impairment charge is allocated to the Nanox.ARC segment.